CONVERTIBLE NOTE (Tables)	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Schedule of assumptions

March 31, 2023
Risk-free interest rate	4.93%
Expected life	0.47 year
Discount rate	25.43%
Expected volatility	92%
Expected dividend yield	–%
Fair value	$378,132

Schedule of fair value of the Series A warrants

	March 31, 2024	March 31, 2023
Risk-free interest rate	4.16%	3.46%
Expected life	8.48 years	9.48 years
Discount rate	–%	–%
Expected volatility	60%	53%
Expected dividend yield	–%	–%
Fair value	$29,077	$516,014

Schedule of fair value of the Series B warrants

March 31, 2023
Risk-free interest rate	3.46%
Expected life	9.48 years
Discount rate	–%
Expected volatility	53%
Expected dividend yield	–%
Fair value	$1,049,557